Right of Use Assets - Schedule of Right of Use Assets (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Right-Of-Use Assets, cost [Member]
Right of Use Assets - Schedule of Right of Use Assets (Details) [Line Items]
As of January 1	RM 307,323	$ 68,746	RM 419,676
Add: New lease recognized			322,505
Less: Termination			(143,956)
Less: Deconsolidation of Sagfood (Malaysia) Sdn Bhd			(290,902)
As of December 31	307,323	68,746	307,323
Right-of-Use Assets, accumulated amortization [Member]
Right of Use Assets - Schedule of Right of Use Assets (Details) [Line Items]
As of January 1	82,041	18,352	157,234
Amortization of the year	55,256	12,360	102,379
Less: Termination			(65,435)
Less: Deconsolidation of Sagfood (Malaysia) Sdn Bhd			(112,137)
As of December 31	137,297	30,712	82,041
Right-of-Use Assets, carrying amount [Member]
Right of Use Assets - Schedule of Right of Use Assets (Details) [Line Items]
As of January 1	225,282	50,394	262,442
As of December 31	RM 170,026	$ 38,034	RM 225,282